THE RODNEY SQUARE FUND & THE RODNEY SQUARE TAX-EXEMPT FUND
----------------------------------------------------------
PRESIDENT'S MESSAGE
-------------------

DEAR SHAREHOLDER:
   The  management  of  the Rodney Square  Fund  and  the  Rodney
Square Tax-Exempt Fund is pleased to report to you on the Funds' activities for the six-month period ended March 31, 1997.

INVESTMENT RESULTS*
   The U.S. Government Portfolio paid shareholders dividends totaling $0.024 per share during the six-month period, the Money Market Portfolio paid dividends totaling $0.025 per share and The Rodney Square Tax-Exempt Fund paid dividends totaling $0.015 per share. Based on the Portfolios' net asset values of $1.00 per share, these dividends represented annualized total returns of 4.99%, 5.08% and 2.95%, respectively.

ECONOMIC OVERVIEW
   Economic activity during the first half of the Funds' fiscal year was fairly robust. U.S. Gross Domestic Product (GDP) rose at an annualized rate of 3.8% during the final quarter of 1996. Data released thus far in 1997 suggests the economy is on track to post another increase well in excess of 3.0%. Surprisingly, despite above trend growth and tightness in the labor markets (the unemployment rate decreasing to 5.2% in March), inflation readings have remained benign. Consumer prices rose a smaller than expected 0.1% in March, down from a 0.3% increase in February. The more closely watched core rate, which excludes the volatile food and energy components, also rose a smaller than expected 0.2% in March matching February's 0.2% rise. For the first three months of 1997, consumer prices rose at an annualized 1.8% versus 4.0% for the first quarter of 1996. On a year over year basis, consumer prices are rising at a mild 2.8% with a core rate of 2.5%.

   Nonetheless, concerned that tight labor markets and continued above trend growth would endanger future price stability, the Federal Reserve (the "Fed") concluded its 15 month policy-change hiatus. As telegraphed by Federal Reserve Chairman Alan Greenspan in his testimony before Congress in February, the Federal Open Market Committee (FOMC) raised the fed funds rate 25 basis points, to 5.50% at its March 25 meeting. The FOMC's action was ".taken in light of persisting strength in demand, which is progressively increasing the risk of inflationary imbalances in the economy that would eventually undermine the long expansion."

   The Fed's decision to slightly tighten monetary policy was a preemptive effort to slow demand growth before price pressures mount. It remains to be seen, however, whether the 25 basis point move will be enough to slow an economy that seems to be gathering momentum. Data released since the March FOMC meeting continues to provide evidence of strong economic activity and suggests that there may be more tightening on the horizon. Many economists believe that at least one more 25 basis point increase in the fed funds rate will be necessary, possibly as soon as the May FOMC meeting.

   Since Fed Chairman Greenspan's Senate testimony in February, the market has traded poorly with interest rates climbing to levels not seen since last summer. Rates moved about 40 basis points higher across the yield curve with one year treasury bills yields moving over 6.0% and bond yields climbing above 7.15%. Unless we begin to see a marked deceleration in growth over the near term, continued upward pressure on yields seems likely.
-----------------------
*PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. AN INVESTMENT IN EITHER FUND IS NEITHER INSURED NOR GUARANTEED
BY WILMINGTON TRUST COMPANY OR ANY OTHER BANKING INSTITUITION, THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION
(FDIC), THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. THERE CAN BE NO ASSURANCE THAT EITHER FUND WILL BE ABLE TO MAINTAIN
A STABLE NET ASSET VALUE OF $1.00.

INVESTMENT STRATEGY
   Year end notwithstanding, interest rate volatility remained low for much of the first half of the fiscal year, as would be expected with the fed funds rate seemingly anchored at 5.25%. As such, the dollar weighted average maturity (WAM) for each of the portfolios of The Rodney Square Fund was generally in the upper end of the range we feel is appropriate for our shareholder base. Extended average maturities allowed the portfolios to lock in higher yields for a longer period of time. During the reporting period, the Money Market Portfolio and the U.S. Government Portfolio were generally in the 50-60 day and 40-50 day weighted average maturity range, respectively. The WAM of each of the portfolios was in line with those of their respective peer groups as identified by IBC's Money Fund Report (IBC).

   The Rodney Square Tax-Exempt Fund, conversely, maintained a WAM that was shorter than its IBC average over the reporting period. The WAM of the Rodney Square Tax-Exempt Fund was generally in the 30-40 day range, versus 40-50 days for its IBC peer group. Strong demand for tax exempt securities, along with relatively little new supply, continued to result in a widening of the nominal spread between tax exempt and taxable security yields. With the erosion in relative value, we did not believe that we were being adequately compensated to extend the WAM of the portfolio. Sacrificing little yield by remaining short, we believed it was more prudent to stay liquid and extend the average maturity if spreads reverted to more historical norms.

   We are pleased to report that these strategies enabled each of the portfolios to provide shareholders with competitive returns over the first half of the fiscal year. It gives us greater pleasure to report that each of the portfolios was recognized as a top ten performer within its respective peer group by IBC Financial Data for the ten year period ended December 31, 1996.** This recognition provides evidence that we are accomplishing our goal of providing shareholders with consistent, competitive returns. Going forward, our goal remains the same. Rest assured that we will continue strive to provide shareholders with competitive returns, and capital stability with ready access to your money.

   We invite your comments and questions and we thank you for your investment in the Funds. We look forward to reviewing our investment outlooks and strategies with you in our next report to shareholders.



                                Sincerely,


                                /S/ Martin L. Klopping
                                Martin L. Klopping
                                President
April  21, 1997
----------------------

**     The  Rodney  Square Fund U.S. Government Portfolio  ranked
 7th out of 57 funds in the Government-only Funds Category. The Rodney Square Money Market Portfolio ranked 7th out of 93 General Purpose funds in the General Purpose Funds Category. The Rodney Square Tax-Exempt Fund ranked 10th out of 48 funds in the Tax-free General Purpose Funds Category. Past performance is not indicative of future results. An investment in either Fund is neither insured nor guaranteed by Wilmington Trust Company or any other banking institution, the U.S. Government, the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency. There can be no assurance that either Fund will be able to maintain a stable net asset value of $1.00.

THE RODNEY SQUARE FUND/U.S GOVERNMENT PORTFOLIO
-----------------------------------------------
INVESTMENTS/MARCH 31, 1997 (UNAUDITED)
(Showing Percentage of Total Value of Net Assets)
--------------------------------------------------------------------

                                                                       PRINCIPAL           VALUE
																	     AMOUNT           (NOTE 2)
																	   ---------          --------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 53.9%
 FEDERAL FARM CREDIT BANKS DISCOUNT NOTES - 14.7%
   Federal Farm Credit Banks Notes, 5.22%, 04/01/97............    $   6,000,000    $   6,000,000
   Federal Farm Credit Banks Notes, 5.22%, 04/03/97............        8,075,000        8,072,658
   Federal Farm Credit Banks Notes, 5.24%, 04/16/97............        6,000,000        5,986,900
   Federal Farm Credit Banks Notes, 5.55%, 05/08/97............        5,000,000        4,971,479
   Federal Farm Credit Banks Notes, 5.22%, 05/09/97............        5,000,000        4,972,450
   Federal Farm Credit Banks Notes, 5.47%, 06/05/97............        6,000,000        5,940,742
   Federal Farm Credit Banks Notes, 5.26%, 07/29/97............        7,000,000        6,878,289
   Federal Farm Credit Banks Notes, 5.20%, 09/11/97............        6,000,000        5,858,734
                                                                                    -------------
                                                                                       48,681,252
																					-------------

 FEDERAL FARM CREDIT BANKS NOTES - 6.1%
   Federal Farm Credit Banks Notes, 5.60%, 06/03/97............       10,000,000        9,997,584
   Federal Farm Credit Banks Notes, 5.93%, 07/01/97............        5,310,000        5,317,232
   Federal Farm Credit Banks Notes, 5.85%, 10/01/97............        5,000,000        5,006,807
                                                                                    -------------
                                                                                       20,321,623
																					-------------

 FEDERAL HOME LOAN BANKS DISCOUNT NOTES - 23.2%
   Federal Home Loan Banks Notes, 5.23%, 04/10/97..............       17,000,000       16,977,767
   Federal Home Loan Banks Notes, 5.29%, 04/17/97..............        5,675,000        5,661,657
   Federal Home Loan Banks Notes, 5.23%, 04/24/97..............        6,000,000        5,979,952
   Federal Home Loan Banks Notes, 5.28%, 07/03/97..............        5,000,000        4,931,800
   Federal Home Loan Banks Notes, 5.22%, 07/07/97..............        5,000,000        4,929,675
   Federal Home Loan Banks Notes, 5.26%, 07/23/97..............        6,690,000        6,579,544
   Federal Home Loan Banks Notes, 5.23%, 07/28/97..............        5,500,000        5,405,715
   Federal Home Loan Banks Notes, 5.21%, 08/12/97..............        5,000,000        4,903,760
   Federal Home Loan Banks Notes, 5.29%, 09/04/97..............        5,000,000        4,885,383
   Federal Home Loan Banks Notes, 5.39%, 09/18/97..............       10,000,000        9,745,472
   Federal Home Loan Banks Notes, 5.30%, 10/10/97..............        7,000,000        6,802,134
                                                                                    -------------
                                                                                       76,802,859
                                                                                    -------------

 FEDERAL HOME LOAN BANKS NOTES - 4.5%
   Federal Home Loan Banks Notes, 5.73%, 06/17/97*.............       10,000,000        9,998,376
   Federal Home Loan Banks Notes, 5.71%, 01/21/98..............        5,000,000        5,004,653
                                                                                    -------------
                                                                                       15,003,029
																					-------------

 FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES - 1.5%
   Federal National Mtge. Assoc. Notes, 9.20%, 06/10/97........        5,000,000        5,036,367
                                                                                    -------------

 TENNESSEE VALLEY AUTHORITY DISCOUNT NOTES - 3.9%
   Tennessee Valley Auth. Notes, 5.18%, 05/21/97...............       13,000,000       12,906,472
                                                                                    -------------

     TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $178,751,602)................     178,751,602
                                                                                    -------------

U.S. TREASURY OBLIGATIONS - 3.3%
   U.S. Treasury Notes, 8.50%, 04/15/97........................    $   6,000,000    $   6,006,153
   U.S. Treasury Notes, 6.50%, 05/15/97........................        5,000,000        5,003,583
                                                                                    -------------

     TOTAL U.S. TREASURY OBLIGATIONS (COST $11,009,736).........................       11,009,736
                                                                                    -------------

REPURCHASE AGREEMENTS - 43.0%
 With  CS  First  Boston:  at  6.70%,
   dated  03/31/97, to be repurchased
   at    $67,651,488   on   04/01/97,
   collateralized   by    $70,875,000
   Federal      National     Mortgage
   Association    Securities     with
   various coupons and maturities to
   9/26/97....................................................        67,638,900       67,638,900
 With   UBS   Securities,  Inc.:   at
   6.75%,  dated  03/31/97,   to   be
   repurchased   at  $75,014,063   on
   04/01/97,    collateralized     by
   $135,324,032  Federal  Home   Loan
   Mortgage   Corporation  Securities
   with various coupons and maturities
   to 12/01/22................................................        75,000,000       75,000,000


     TOTAL REPURCHASE AGREEMENTS (COST $142,638,900)............................      142,638,900
                                                                                      -----------


TOTAL INVESTMENTS (COST $332,400,238)+ - 100.2%.................................      332,400,238

OTHER ASSETS AND LIABILITIES, NET - (0.2)% .....................................        (530,113)
                                                                                      -----------
NET ASSETS - 100.0%.............................................................     $331,870,125
                                                                                     ============

* Denotes a Variable Floating Rate Note. Variable and Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of March 31, 1997.

+ Cost for federal income tax purposes.

   The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE FUND/MONEY MARKET PORTFOLIO
---------------------------------------------
INVESTMENTS/MARCH 31, 1997 (UNAUDITED)
(Showing Percentage of Total Value of Net Assets)
-------------------------------------------------------------

                                                                          MOODY'S/S&P    PRINCIPAL         VALUE
																		    RATING        AMOUNT          (NOTE 2)
                                                                          -----------    ---------      -----------

CERTIFICATES OF DEPOSIT - 23.2%
 U.S. BANKS, U.S. BRANCHES - 2.5%
   Regions Bank, 5.44%, 04/21/97....................................       P-1/A-1+    $ 25,000,000      $   25,000,000
                                                                                                          -------------

 FOREIGN BANKS, U.S. BRANCHES - 20.7%
   ABN-Amro Bank, 5.60%, 12/16/97...................................       P-1/A-1+      10,000,000           9,996,452
   Barclays Bank, plc, 5.31%, 04/11/97..............................       P-1/A-1+      25,000,000          25,000,000
   Bayerische Hypotheken & Wechselban, 5.40%, 05/07/97..............       P-1/A-1       25,000,000          25,000,247
   Canadian Imperial Bank of Commerce, 5.88%, 01/14/98..............       P-1/A-1+      26,000,000          26,000,000
   Commerzbank, 5.45%, 08/13/97.....................................       P-1/A-1+      20,000,000          20,000,725
   Credit Agricole, 5.47%, 07/08/97.................................       P-1/A-1+      25,000,000          25,000,000
   National Westminster, 5.46%, 04/14/97............................       P-1/A-1+      10,000,000          10,000,071
   Rabobank Nederland, 5.53%, 07/23/97..............................       P-1/A-1+      10,000,000          10,000,305
   Royal Bank of Canada, 5.95%, 03/24/98............................       P-1/A-1+      10,000,000           9,989,723
   Societe Generale, 5.50%, 04/21/97................................       P-1/A-1+      10,000,000          10,000,000
   Societe Generale, 5.52%, 08/06/97................................       P-1/A-1+      25,000,000          25,000,858
   Societe Generale, 5.49%, 08/11/97................................       P-1/A-1+      10,000,000          10,000,714
                                                                                                          -------------
                                                                                                            205,989,095
																										  -------------
                   TOTAL CERTIFICATES OF DEPOSIT (COST $230,989,095)...............................         230,989,095
                                                                                                          -------------

COMMERCIAL PAPER - 47.4%
 AGRICULTURE - 2.3%
   Louis Dreyfus Corp., 5.28%, 04/18/97.............................       P-1/A-1+      23,000,000          22,942,653
                                                                                                          -------------

 AUTOMOBILES - 4.9%
   Daimler-Benz North America Corp., 5.32%, 04/16/97................       P-1/A-1       15,000,000          14,966,750
   Daimler-Benz North America Corp., 5.32%, 04/17/97................       P-1/A-1       14,218,000          14,184,382
   Daimler-Benz North America Corp., 5.38%, 07/07/97................       P-1/A-1       20,000,000          19,709,809
                                                                                                          -------------
                                                                                                             48,860,941
																										  -------------
 BANKS - 2.0%
   Commerzbank U.S. Fin. Inc., 5.37%, 04/15/97......................       P-1/A-1+      10,250,000          10,228,595
   Commerzbank U.S. Fin. Inc., 5.26%, 04/22/97......................       P-1/A-1+      10,000,000           9,969,316
                                                                                                          -------------
                                                                                                             20,197,911
																										  -------------

 BUILDING & BUILDING SUPPLIES - 3.0%
   CSR America Inc., 5.30%, 05/02/97................................       P-1/A-1       30,000,000          29,863,083
                                                                                                          -------------

 CHEMICALS - 4.4%
   Akzo Nobel America, Inc., 5.34%, 04/17/97........................       P-1/A-1       10,000,000           9,976,267
   Akzo Nobel America, Inc., 5.28%, 05/27/97........................       P-1/A-1       10,000,000           9,917,867
   Akzo Nobel America, Inc., 5.36%, 05/30/97........................       P-1/A-1        5,000,000           4,956,078
   Formosa Plastics Corp. USA, 5.32%, 04/10/97......................       P-1/A-1+       8,500,000           8,488,695
   Formosa Plastics Corp. USA, 5.32%, 05/09/97......................       P-1/A-1+      10,000,000           9,943,844
                                                                                                          -------------
                                                                                                             43,282,751
																										  -------------

 ENTERTAINMENT - 4.5%
   Walt Disney Co., 5.31%, 04/15/97.................................       P-1/A-1     $ 25,000,000     $    24,948,375
   Walt Disney Co., 5.31%, 06/30/97.................................       P-1/A-1       10,000,000           9,867,250
   Walt Disney Co., 5.35%, 07/15/97.................................       P-1/A-1       10,000,000           9,843,958
                                                                                                          -------------
                                                                                                             44,659,583
																										  -------------

 FINANCE - 2.9%
   PGA Tour Investment Fin. Inc., 5.32%, 05/13/97...................       P-1/A-1       28,500,000          28,323,110
                                                                                                          -------------

 FINANCIAL SERVICES - 5.8%
   Dean Witter Discover & Co., 5.28%, 04/03/97......................       P-1/A-1       10,000,000           9,997,067
   Dean Witter Discover & Co., 5.33%, 04/14/97......................       P-1/A-1       12,500,000          12,475,940
   Dean Witter Discover & Co., 5.30%, 05/07/97......................       P-1/A-1       15,000,000          14,920,500
   General Electric Cap. Corp., 5.32%, 05/20/97.....................       P-1/A-1+      20,000,000          19,855,178
                                                                                                          -------------
                                                                                                             57,248,685
																										  -------------
 LEASING - 5.8%
   International Lease Fin. Corp., 5.29%, 04/04/97..................       P-1/A-1       10,000,000           9,995,592
   Vehicle Services Corp. of America Ltd., 5.38%, 05/06/97..........       P-1/A-1       33,300,000          33,125,823
   Vehicle Services Corp. of America Ltd., 5.35%, 05/12/97..........       P-1/A-1       10,100,000          10,038,460
   Vehicle Services Corp. of America Ltd., 5.30%, 05/28/97..........       P-1/A-1        5,000,000           4,958,041
                                                                                                          -------------
                                                                                                             58,117,916
																										  -------------

 MEDICAL & MEDICAL SERVICES - 0.8%
   Medical Bldg. Funding VII, L.L.C., 5.813%, 06/09/97..............        NR/A-1        8,300,000           8,207,533
                                                                                                          -------------

 PHARMACEUTICALS PREPARATIONS - 2.5%
   Zeneca Wilmington Inc., 5.32%, 04/22/97..........................       P-1/A-1+      25,000,000          24,922,418
                                                                                                          -------------

 SECURITIES DEALERS - 8.5%
   Credit Suisse First Boston Inc., 5.32%, 04/16/97.................       P-1/A-1+      20,000,000          19,955,667
   Credit Suisse First Boston Inc., 5.48%, 07/11/97.................       P-1/A-1+      10,000,000           9,846,256
   Goldman Sachs Group LP, 5.30%, 04/04/97..........................       P-1/A-1+      10,000,000           9,995,583
   Merrill Lynch & Co., Inc., 5.45%, 04/01/97.......................       P-1/A-1+      30,000,000          30,000,000
   Merrill Lynch & Co., Inc., 5.34%, 05/27/97.......................       P-1/A-1+      10,000,000           9,916,933
   Merrill Lynch & Co., Inc., 5.37%, 07/01/97.......................       P-1/A-1+       5,000,000           4,932,129
                                                                                                          -------------
                                                                                                             84,646,568
                                                                                                          -------------

	       TOTAL COMMERCIAL PAPER (COST $471,273,151)..............................................         471,273,152
                                                                                                          -------------

CORPORATE NOTES - 7.3%
 BANKS - 6.5%
   Bank of America, 5.52%, 11/21/97.................................       P-1/A-1+      20,000,000          19,992,511
   Fifth Third Bank, 5.47%, 07/10/97................................       P-1/A-1+      10,000,000           9,999,977
   Morgan Guaranty Trust Co., 5.76%, 04/22/97.......................       P-1/A-1+      25,000,000          24,999,442
   Morgan Guaranty Trust Co., 6.02%, 03/25/98.......................       P-1/A-1+    $ 10,000,000       $   9,992,697
                                                                                                          -------------
                                                                                                             64,984,627
																										  -------------
 FINANCIAL - 0.3%
   General Electric Cap. Corp., 5.05%, 02/09/98.....................       Aaa/AAA        3,000,000           2,981,187
                                                                                                          -------------

 SECURITIES DEALERS - 0.5%
   Credit Suisse First Boston Inc., 5.93%, 03/17/98.................       P-1/A-1+       5,000,000           5,000,000
                                                                                                          -------------

           TOTAL CORPORATE NOTES (COST $72,965,814)................................................          72,965,814
                                                                                                          -------------

BANKERS' ACCEPTANCES - 0.5%
   Mellon Bank, 5.33%, 04/10/97 (COST $4,993,337)...................       P-1/A-1        5,000,000           4,993,337
                                                                                                          -------------


REPURCHASE AGREEMENTS - 17.1%
With   CS  First  Boston  Corp.: at
   6.70%, dated 03/31/97, to be
   repurchased  at  $134,779,379 on
   04/01/97,collateralized by
   $142,735,000 Federal National
   Mortgage Association Securities
   with various coupons and maturities
   to 10/02/97.....................................................................    $134,754,300         134,754,300
With  UBS Securities, Inc.: at 6.75%,
   dated 03/31/97, to be
   repurchased   at  $35,006,563   on
   04/01/97,    collateralized     by
   $70,161,659  Federal   Home   Loan
   Mortgage Corporation Securities
   with various coupons and maturities
   to 06/01/25 ....................................................................      35,000,000          35,000,000
                                                                                                            -----------

         TOTAL REPURCHASE AGREEMENTS (COST $169,754,300)............................................        169,754,300
                                                                                                            -----------

TAXABLE MUNICIPAL SECURITIES - 4.6%
 CALIFORNIA - 1.4%
   Oakland-Alameda County Coliseum Auth., 5.55%, 04/09/97...........      VMIG1/A-1+      7,500,000           7,500,000
   Oakland-Alameda County Coliseum Auth., 5.46%, 06/10/97...........      VMIG1/A-1+      6,500,000           6,500,000
                                                                                                            -----------
                                                                                                             14,000,000
																											-----------
 ILLINOIS - 0.4%
   Waukesha Health Systems Inc. Tax. Rev. Bonds, Ser. 1996,
     5.80%, 08/15/26*..............................................       VMIG1/A-1+      3,800,000           3,800,000
                                                                                                          -------------

 NEW YORK - 2.8%
   New York City, NY, Ser. 1994 Subser. H, 5.60%, 06/05/97..........       P-1/A-1+       6,500,000           6,500,000
   New York City, NY, Ser. H Subser. H-7, 5.60%, 06/05/97...........       P-1/A-1+       8,850,000           8,850,000
   New York City, NY, Ser. H Subser. H-7, 5.60%, 06/05/97...........       P-1/A-1+       6,100,000           6,100,000
   New York City, NY, Ser. 1994 Subser. H-7, 5.60%, 06/05/97........       P-1/A-1+       6,000,000           6,000,000
                                                                                                          -------------
                                                                                                             27,450,000
																									      -------------
        TOTAL TAXABLE MUNICIPAL SECURITIES (COST $45,250,000).......................................         45,250,000
                                                                                                          -------------


TOTAL INVESTMENTS (COST $995,225,698)+ - 100.1% ....................................................       $995,225,698

OTHER ASSETS AND LIABILITIES, NET - (0.1)%..........................................................         (1,542,879)
                                                                                                          -------------

NET ASSETS - 100.0%.................................................................................       $993,682,819
                                                                                                         ==============

*  Denotes a Variable or Floating Rate Note.  Variable and
   Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of March 31, 1997.
+  Cost for federal income tax purposes.

   The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE TAX-EXEMPT FUND
---------------------------------
INVESTMENTS/MARCH 31, 1997 (UNAUDITED)
(Showing Percentage of Total Value of Net Assets)
---------------------------------------------------------------

                                                                         MOODY'S/S&P     PRINCIPAL           VALUE
																		    RATING        AMOUNT            (NOTE 2)
																		 -----------     ----------       -----------

MUNICIPAL BONDS - 99.9%
 ALABAMA - 0.3%
   Birmingham, AL Gen. Oblig. Ref. Bonds, Ser. 1992A, 3.45%,
     05/01/19*.....................................................       VMIG1/A-1+   $  1,000,000      $    1,000,000
                                                                                                          -------------

 ARIZONA - 0.8%
   Salt River Agric. Imp. & Power Dist. TECP, 3.45%, 06/13/97.......       P-1/A-1+       2,400,000           2,400,000
                                                                                                          -------------

 CALIFORNIA - 1.6%
   State of California 1996-1997 Rev. Ant. Notes, 4.50%, 06/30/97...      MIG1/SP-1+      4,800,000           4,806,032
                                                                                                          -------------

 DISTRICT OF COLUMBIA - 5.3%
   Dist. of Columbia Gen. Oblig. Bonds, Ser. B-3, 3.90%, 06/01/03*..      VMIG1/A-1+      4,500,000           4,500,000
   Dist. of Columbia (American Univ.), Ser. 1985, 3.45%, 10/01/15*..       VMIG1/NR      10,000,000          10,000,000
   Dist. of Columbia (American Univ.), Ser. 1986A, 3.45%, 12/01/15*.       VMIG1/NR       1,000,000           1,000,000
                                                                                                          -------------
                                                                                                             15,500,000
																										  -------------
 FLORIDA - 3.5%
   City of Jacksonville, FL Poll. Cntrl. Rev. Bonds (Florida
     Power & Light Co. Proj.), Ser. 1994, 3.45%, 05/13/97..........        P-1/A-1+       7,310,000           7,310,000
   St. Lucie County, FL Poll. Cntrl. Rev. Bonds, (Florida Power &
     Light Co. Proj.) Ser. 1994A, 3.45%, 06/13/97..................       VMIG1/A-1+      3,000,000           3,000,000
                                                                                                          -------------
                                                                                                             10,310,000
																										  -------------
 GEORGIA - 7.6%
   Atlanta, GA Downtown Dev. Auth. (Care Proj.), Ser. 1993,
     3.50%, 06/01/13*..............................................        VMIG1/NR       2,600,000           2,600,000
   Burke County, GA Dev. Auth. Poll. Cntrl. Rev.
     Bonds (Ogelthorthe Power Corp. Vogtle Proj.), Ser. 1997A,
     3.60%, 12/01/97...............................................        Aaa/AAA        2,600,000           2,600,000
   Burke County, GA Dev. Auth. Poll. Cntrl. Rev. Bonds (Georgia
     Power Co. Vogtle Proj.), Ser. 1994-1995, 3.80%, 07/01/24*.....        P-1/A-1        7,000,000           7,000,000
   Burke County, GA Dev. Auth. Poll. Cntrl Rev. Bonds (Georgia
     Power Co. Vogtle Proj.), Ser. 1995, 3.85%, 09/01/25*..........        P-1/A-1        1,000,000           1,000,000
   Floyd County, GA Dev. Auth. Environ. Imp. Rev. Bonds (Georgia
     Kraft Co. Proj.), 4.10%, 12/01/15*............................         P-1/NR        1,975,000           1,975,000
   Fulton County, GA Dev. Auth. Rev. Bonds (Alfred & Adele
     Davis Inc.), 3.50%, 12/01/10*.................................         Aa3/NR        2,000,000           2,000,000
   Fulton County, GA Dev. Auth. Rev. Bonds (The Arthritis
     Foundation Inc. Proj.), 3.50%, 12/01/16*......................         Aa3/NR        1,000,000           1,000,000
   Gwinnett County, GA Dev. Auth. Rev. Bonds (Wesleyan School,
     Inc. Proj.) Ser 1997, 3.50%, 03/01/17*........................         Aa3/NR        1,000,000           1,000,000
   Municipal Gas Auth. of Georgia Gas Rev. Bonds (Southern
     Portfolio 1 Proj.) Ser D, 3.45%, 05/12/97.....................        NR/A-1+        3,200,000           3,200,000
                                                                                                          -------------
                                                                                                             22,375,000
                                                                                                          -------------
 IDAHO - 1.0%
   Idaho Health Fac. Auth. Rev. Bonds (St. Luke's Regional
     Medical Center Proj.), Ser. 1995, 3.85%, 05/01/22*............        VMIG1/NR    $  2,900,000      $    2,900,000
                                                                                                          -------------

 ILLINOIS - 22.3%
   City of Chicago, IL O'Hare International Airport (American
     Airlines), Ser. 1983D, 3.85%, 12/01/17*.......................         P-1/NR        2,000,000           2,000,000
   Illinois Dev. Fin. Auth. Poll. Cntrl. Rev. Bonds (The
     Uno-Ven Co. Proj.), Ser. 1994, 3.50%, 09/01/08*...............        NR/A-1+        7,000,000           7,000,000
   Illinois Dev. Fin. Auth. Poll. Cntrl. Rev. Bonds (Commonwealth
     Edison Co. Proj.), Ser. C, 3.45%, 03/01/09*...................        P-1/A-1+      10,000,000          10,000,000
   Illinois Dev. Fin. Auth. Rev. Bonds (WBEZ Alliance Proj.),
     Ser. 1994, 3.50%, 03/01/29*...................................       VMIG1/A-1+      6,600,000           6,600,000
   Illinois Educ. Fac. Auth. Rev. Bonds (Museum of Science
     & Industry Proj.), Ser. 1985, 3.50%, 11/15/25*................        VMIG1/NR       2,500,000           2,500,000
   Illinois Educ. Fac. Auth. Rev. Bonds (Field Museum of
     Natural History), Ser. 1985, 3.50%, 11/01/25*.................        VMIG1/NR       2,700,000           2,700,000
   Illinois Educ. Fac. Auth. Rev. Bonds (DePaul Univ. Proj.),
     Ser. 1992, 3.50%, 04/01/26*...................................       VMIG1/A-1+     11,000,000          11,000,000
   Illinois Health Fac. Auth. Rev. TECP (University of Chicago),
     3.55%, 07/02/97...............................................       VMIG1/A-1+     13,500,000          13,500,000
   Illinois Health Fac. Auth. Rev. Bonds (Northwestern Memorial
     Hosp.), Ser. 1995, 3.45%, 08/15/25*...........................       VMIG1/A-1+      1,200,000           1,200,000
   Illinois Health Fac. Auth. Rev. Bonds (Gottlieb Health
     Resources, Inc.), Ser. 1990, 3.50%, 11/15/25*.................        VMIG1/NR       9,000,000           9,000,000
                                                                                                          -------------
                                                                                                             65,500,000
																										  -------------
 INDIANA - 0.7%
   Indiana Educ. Auth. Rev. Bonds (St. Mary of The Woods
     College), 3.50%, 02/15/26*....................................        NR/A-1+        2,000,000           2,000,000
                                                                                                          -------------

 KANSAS - 1.0%
   City of Burlington, KS Poll. Cntrl. Rev. Bonds (Kansas
     City Power & Light Co. Proj.), Ser. 1985B, 3.20%, 04/01/97....         P-1/NR        3,000,000           3,000,000
                                                                                                          -------------

 LOUISIANA - 9.2%
   Louisiana Public Fac. Auth. Hosp. Rev. Bonds (Willis-Knighton
     Medical Center Proj.), Ser. 1993, 3.50%, 09/01/23*............       VMIG1/A-1       7,000,000           7,000,000
   Louisiana Public Fac. Auth. Hosp. Rev. Bonds (Willis-Knighton
     Medical Center Proj.), Ser. 1995, 3.50%, 09/01/25*............       VMIG1/A-1       3,500,000           3,500,000
   Parish of East Baton Rouge, LA Poll. Cntrl. Rev. Bonds
     (Exxon Corp. Proj.), 3.85%, 03/01/22*.........................        P-1/A-1+       1,400,000           1,400,000
   Plaquemines Port Harbor and Terminal Marine Terminal Dist.
     Fac. Rev. Bonds (Electro-Coal Transfer), Ser. 1985A, 3.50%,
     06/11/97......................................................        P-1/A-1+      10,500,000          10,500,000
   West Baton Rouge LA Ind. Dist. #3 (Dow Chemical Co. Proj.),
     Ser. 1994B, 3.85%, 12/01/16*..................................        P-1/A-1     $  4,600,000       $   4,600,000
                                                                                                          -------------
                                                                                                             27,000,000
																										  -------------
 MICHIGAN - 0.9%
   Michigan State Hosp. Fin. Auth. (St. Mary's Hosp. of Livonia),
     Ser. 1996A, 3.45%, 07/01/17*..................................       VMIG1/A-1       2,500,000           2,500,000
                                                                                                          -------------

 MINNESOTA - 5.0%
   Becker, MN Poll. Ctrl. Rev. Bonds Nothern States Power
     Co. (Sherburne County Generating Station Unit 3), Ser.
     1992, 3.15%, 04/04/97.........................................       VMIG1/A-1       9,300,000           9,300,000
   Regents of The Univ. of Minnesota Rev. Bonds, Ser. 1985F,
     3.70%, 04/01/97...............................................       VMIG1/A-1+      5,500,000           5,500,000
                                                                                                          -------------
                                                                                                             14,800,000
																										  -------------
 MISSISSIPPI - 3.8%
   Jackson County, MS Port Fac. (Chevron USA Inc. Proj.),
     Ser. 1993, 3.80%, 06/01/23*...................................         P-1/NR        6,000,000           6,000,000
   Mississippi Business Fin. Corp. Ind. Dev. Rev.
     Bonds (Mississippi College Proj.), Ser. 1996, 3.50%, 09/01/06*         NR/A-1        5,000,000           5,000,000
                                                                                                          -------------
                                                                                                             11,000,000
																										  -------------
 MISSOURI - 0.3%
   Missouri State Environ. Imp. & Energy Resource Auth. Poll.
     Cntrl. Rev. Bonds (Noranda Aluminum Inc. Proj.), 3.65%,
     10/01/02*.....................................................        VMIG1/NR         800,000             800,000
                                                                                                          -------------

 NEW YORK - 3.4%
   New York City Municipal Water Fin. Auth. TECP, Ser. 1,
     3.60%, 04/07/97...............................................        P-1/A-1+      10,000,000          10,000,000
                                                                                                          -------------

 NORTH CAROLINA - 1.7%
 Carteret County, NC Ind. Fac. & Poll. Cntrl. Fin. Auth.
     (Texas Gulf), Ser. 1985, 3.53%, 10/01/05*.....................         Aa1/NR        5,000,000           5,000,000
                                                                                                          -------------

 PENNSYLVANIA - 1.8%
   Hospital and Higher Education Fac. Auth. of Philadelphia
     Hosp. Rev. Bonds (The Children's Hosp. of Philadelphia
     Proj.), Ser. A, 3.85%, 03/01/27*..............................       VMIG1/A-1+      2,900,000           2,900,000
   Quakertown, PA General Auth. Rev. Bonds. (Pooled Fin.
     Proj.), Ser. 1996A, 3.50%, 07/01/26*..........................        VMIG1/NR       2,200,000           2,200,000
                                                                                                          -------------
                                                                                                              5,100,000
																										  -------------

 SOUTH CAROLINA - 3.4%
   South Carolina State Public Service Auth. TECP, 3.45%, 05/21/97..       P-1/A-1     $ 10,000,000      $   10,000,000
                                                                                                          -------------

 TENNESSEE - 1.6%
   Public Auth. of Clarksville, TN Pooled Rev. Bonds, Ser.
     1994, 3.50%, 06/01/24*........................................         NR/A-1        4,600,000           4,600,000
                                                                                                          -------------

 TEXAS - 12.6%
   Bexar County, TX Health Fac. Dev. Corp. Rev. Bonds (Air
     Force Village II Proj.), Ser. 1985B, 3.40%, 03/01/12*.........        NR/A-1+        9,800,000           9,800,000
   Board of Regents of Texas A&M Univ. Sys. TECP, Ser. 1993B,
     3.50%, 05/09/97...............................................        P-1/A-1+       3,500,000           3,500,000
   Harris County, TX Health Fac. Auth. Dev. Corp. Hosp. Rev.
     Bonds (Memorial Hosp. System Proj.), Ser. 1986, 3.45%,
     06/02/97......................................................        VMIG1/NR       7,300,000           7,300,000
   Harris County, TX Health Fac. Auth. Dev. Corp. (St. Luke's
     Episcopal Hosp. Proj.), Ser. C, 3.85%, 02/15/16*..............        NR/A-1+        2,000,000           2,000,000
   Harris County, TX Health Fac. Auth. Dev. Corp. Hosp. Rev.
     Bonds (Methodist Hosp.), Ser. 1987, 3.85%, 12/01/26*..........        NR/A-1+        4,400,000           4,400,000
   Port of Corpus Christi Auth. of Nueces County, TX (Koch
     Refinancing Co. Proj.) Ser 1995, 3.50%, 05/14/97..............        P-1/A-1+       4,090,000           4,090,000
   State of Texas, Tax & Revenue Ant. Notes, Ser. A,
     4.75%, 08/29/97...............................................       MIG1/SP-1+      5,825,000           5,843,738
                                                                                                          -------------
                                                                                                             36,933,738
                                                                                                          -------------
 UTAH - 4.2%
   Intermountain Power Agency Utah Power Supply Rev. Bonds,
     Ser. 1985F, 3.45%, 05/09/97...................................       VMIG1/A-1+      7,500,000           7,500,000
   Salt Lake City, UT Rev. Bonds Pooled Hospital Fin. Proj.,
     Ser. 1990, 3.45%, 01/01/20*...................................       VMIG1/A-1+      4,700,000           4,700,000
                                                                                                          -------------
                                                                                                             12,200,000
																										  -------------
 WASHINGTON - 1.3%
   Washington Health Care Fac. Auth. Rev. Bonds (Fred Hutchinson
     Cancer Research Center), Ser. 1991A, 3.85%, 01/01/18*.........        VMIG1/NR       2,300,000           2,300,000
   Washington Health Care Fac. Auth. Rev. Bonds (Fred Hutchinson
     Cancer Research Center), Ser. 1996, 3.85%, 01/01/23*..........        VMIG1/NR       1,500,000           1,500,000
                                                                                                          -------------
                                                                                                              3,800,000
																										  -------------
 WYOMING - 6.6%
   Converse County, WY Poll. Cntrl. Rev. Bonds (Pacificorp),
     Ser. 1992, 3.25%, 04/09/97....................................       VMIG1/A-1+    $ 5,485,000       $   5,485,000
   Green River, WY Poll. Cntrl. Rev. Bonds (Texas Gulf Inc.),
     Ser. 1984, 3.65%, 12/01/04*...................................         Aa2/NR        2,000,000           2,000,000
   Lincoln County, WY Poll. Cntrl. Rev. Bonds (Exxon Proj.),
     3.80%, 08/01/15*..............................................        P-1/A-1+       7,800,000           7,800,000
   Unita Cnty., WY Poll. Cntrl. Rev. Bonds (Chevron USA Inc.
     Proj.), 3.80%, 12/01/22*......................................         P-1/NR        4,000,000           4,000,000
                                                                                                          -------------
                                                                                                             19,285,000
																										  -------------

           TOTAL MUNICIPAL BONDS (COST $292,809,770)...............................................         292,809,770
                                                                                                          -------------


TOTAL INVESTMENTS (COST $292,809,770)+ - 99.9% ....................................................         292,809,770

OTHER ASSETS AND LIABILITIES, NET - 0.1%...........................................................             436,406
                                                                                                          -------------

NET ASSETS - 100.0%................................................................................        $293,246,176
                                                                                                          -------------

* Denotes a Variable or Floating Rate Note. Variable and Floating Rate Notes are instruments whose rates change periodicaly.
   The rates shown are the interest rates as of March 31, 1997.
+  Cost for federal tax purposes.
TECP - Tax-Exempt Commercial Paper.

    The accompanying notes are an integral part of the financial statements.

THE RODNEY SQUARE FUND & THE RODNEY SQUARE TAX-EXEMPT FUND
----------------------------------------------------------
FINANCIAL STATEMENTS
----------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
March 31, 1997 (Unaudited)

                                                                             RODNEY SQUARE       RODNEY SQUARE
                                                                                 FUND -             FUND -         RODNEY SQUARE
                                                                            U.S. GOVEERNMENT      MONEY MARKET        TAX-EXEMPT
                                                                               PORTFOLIO           PORTFOLIO            FUND
                                                                           ----------------     --------------     --------------
ASSETS:
Investments in securities (including repurchase agreements
 of $142,638,900, $169,754,300 and $0, respectively),
 at value (amortized cost $332,400,238, $995,225,698,
 and $292,809,770, respectively) (Note 2)..........................         $ 332,400,238        $ 995,225,698     $ 292,809,770
Interest receivable................................................             1,010,196            3,253,417         1,226,003
Other assets.......................................................                    66                   48            40,049
                                                                            -------------        -------------     -------------
  Total assets.....................................................           333,410,500          998,479,163       294,075,822
                                                                            -------------        -------------     -------------

LIABILITIES:
Dividends payable..................................................             1,372,793            4,341,863           694,972
Accrued management fee (Note 3) ...................................               132,231              412,362           118,737
Other accrued expenses (Note 3) ...................................                35,351               42,119            15,937
                                                                            -------------        -------------     -------------
 Total liabilities.................................................             1,540,375            4,796,344           829,646
                                                                            -------------        -------------     -------------
NET ASSETS.........................................................         $ 331,870,125        $ 993,682,819     $ 293,246,176
                                                                            =============        =============     =============

  NET ASSETS CONSIST OF:
Capital paid in....................................................         $ 331,867,987         $993,710,350     $ 293,247,836
Accumulated realized gain (loss) on investments - net .............                 2,138             (27,531)            (1,660)
                                                                            -------------         ------------     --------------

NET ASSETS, for 331,867,987, 993,710,350, and 293,254,519,
 shares outstanding, respectively .................................         $ 331,870,125        $ 993,682,819     $ 293,246,176
                                                                            =============        =============     =============

NET ASSET VALUE, offering and redemption price per share:..........                 $1.00 1              $1.00 2           $1.00 3
                                                                            =============        =============     =============



1 $331,870,125 / 331,867,987 outstanding shares of beneficial interest, no par value.
2 $993,682,819 / 993,710,350 outstanding shares of beneficial interest, no par value.
3 $293,246,176 / 293,254,519 outstanding shares of beneficial interest, no par value.


STATEMENTS OF OPERATIONS
For the Six-Month Period Ended March 31, 1997 (Unaudited)

                                                                              RODNEY SQUARE       RODNEY SQUARE
                                                                                 FUND -              FUND -         RODNEY SQUARE
                                                                             U.S. GOVERNMENT       MONEY MARKET       TAX-EXEMPT
                                                                                PORTFOLIO            PORTFOLIO           FUND
                                                                             ---------------      --------------    --------------

INTEREST INCOME ....................................................           $9,309,170        $  27,980,354     $   4,724,785
                                                                               ----------        -------------     -------------

EXPENSES:
Management fee (Note 3) ............................................              804,455            2,388,002           639,584
Accounting fee (Note 3).............................................               49,192              116,577            42,176
Distribution expenses (Note 3)......................................               29,207               89,026            10,030
Trustees' fees and expenses (Note 3) ...............................                3,205                4,679             3,347
Registration fees...................................................               15,475               28,365            25,560
Reports to shareholders.............................................                3,242                5,861             1,949
Legal ..............................................................               10,541               28,489            24,274
Audit...............................................................                7,009               18,378            14,522
Other...............................................................               22,038               60,081            13,841
                                                                               ----------         ------------     -------------

 Total expenses.....................................................              944,364            2,739,458           775,283
                                                                               ----------         ------------     -------------

 Net investment income..............................................            8,364,806           25,240,896         3,949,502
                                                                               ----------         ------------     -------------

REALIZED GAIN (LOSS) ON INVESTMENTS - NET (NOTE 2) .................                  576              (13,252)                0
                                                                               ----------         ------------     -------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS................           $8,365,382        $  25,227,644      $  3,949,502
                                                                               ==========        =============     =============
</TABLE

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            RODNEY SQUARE       RODNEY SQUARE
                                                                                FUND -               FUND -        RODNEY SQUARE
                                                                            U.S. GOVERNMENT      MONEY MARKET        TAX-EXEMPT
                                                                               PORTFOLIO          PORTFOLIO              FUND
                                                                            ---------------     -------------      --------------

FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 1997(UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income .............................................         $    8,364,806     $   25,240,896    $     3,949,502
 Net realized gain (loss) on investments ...........................                    576           (13,252)                  0
                                                                               ------------       ------------    ---------------
 Net increase in net assets resulting from operations ..............              8,365,382         25,227,644          3,949,502
                                                                               ------------       ------------     --------------
Dividends to shareholders from net investment income
 ($0.024, $0.025, and $0.015 per share, respectively) ..............            (8,364,806)        (25,240,896)        (3,949,502)
                                                                               ------------       ------------     --------------
Share transactions at net asset value of $1.00 per share
 Proceeds from sale of shares ......................................          1,969,389,667      3,924,033,905      1,186,489,022
 Shares issued to shareholders in reinvestment of dividends
  from net investment income .......................................                197,337          2,011,672            117,559
 Cost of shares redeemed ...........................................        (1,979,143,564)     (3,913,205,632)    (1,130,545,109)
                                                                            ---------------     --------------    ---------------
 Net increase (decrease) in net assets and shares resulting from
  share transactions ...............................................            (9,556,560)         12,839,945         56,061,472
                                                                            ---------------     --------------    ---------------
  Total increase (decrease) in net assets ..........................            (9,555,984)         12,826,693         56,061,472
Net Assets:
 Beginning of period................................................            341,426,109        980,856,126        237,184,704
                                                                            ---------------     --------------    ---------------
 End of period......................................................         $  331,870,125     $  993,682,819    $   293,246,176
                                                                            ===============     ==============    ===============

For the Fiscal Year Ended September 30, 1996
Increase (Decrease) in Net Assets
Operations:
 Net investment income .............................................        $    18,163,286    $    43,763,846    $     8,832,901
 Net realized gain (loss) on investments ...........................                   (58)                127                  0
                                                                             --------------     --------------    ---------------
 Net increase in net assets resulting from operations ..............             18,163,228         43,763,973          8,832,901
                                                                             --------------     --------------    ---------------
Dividends to shareholders from net investment income
 ($0.050, $0.050, and $0.031 per share, respectively) ..............           (18,163,286)        (43,763,846)        (8,832,901)
                                                                             --------------     --------------    ---------------
Share transactions at net asset value of $1.00 per share
 Proceeds from sale of shares ......................................          4,435,793,585      6,848,793,367      2,137,883,514
 Shares issued to shareholders in reinvestment of dividend
  from net investment income .......................................                388,936          3,203,419            289,502
 Cost of shares redeemed............................................        (4,400,852,267)     (6,622,265,795)    (2,219,200,892)
                                                                            ---------------     --------------      -------------
 Net increase (decrease) in net assets and shares resulting
  from share transactions ..........................................             35,330,254        229,730,991        (81,027,876)
                                                                            ---------------     --------------      -------------
 Total increase (decrease) in net assets ...........................             35,330,196        229,731,118        (81,027,876)

NET ASSETS:
 Beginning of year..................................................            306,095,913        751,125,008         318,212,580
                                                                            ---------------     --------------      --------------
 End of year........................................................           $341,426,109     $  980,856,126     $   237,184,704
                                                                            ===============     ==============     ===============

THE RODNEY SQUARE FUND & THE RODNEY SQUARE TAX-EXEMPT FUND
----------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. They should be read in conjunction with the financial statements and notes thereto.

CAPTION>

                                                  FOR THE SIX-MONTH
                                                     PERIOD ENDED
                                                      MARCH 31,+    For the Fiscal Years Ended September 30,
                                                                    --------------------------------------------
                                                           1997     1996       1995     1994      1993      1992
                                                           ----     ----       ----     ----      ----      ----
RODNEY SQUARE FUND - U.S. GOVERNMENT PORTFOLIO
For a Share Outstanding Throughout Each Period:

NET ASSET VALUE - BEGINNING OF PERIOD..........          $1.00     $1.00      $1.00     $1.00     $1.00     $1.00
                                                        ------    ------     ------    ------    ------    ------
Investment Operations:
 Net investment income.........................          0.024     0.050      0.052     0.033     0.028     0.038
                                                        ------    ------     ------    ------    ------    ------
Distributions:
 From net investment income....................         (0.024)   (0.050)    (0.052)   (0.033)   (0.028)   (0.038)
                                                        ------    ------     ------    ------    ------    ------
NET ASSET VALUE - END OF PERIOD                          $1.00     $1.00      $1.00     $1.00     $1.00     $1.00
                                                        ======    ======     ======    ======    ======    ======
Total Return...................................         4.99%*     5.08%      5.37%     3.32%     2.83%     3.88%
Ratios (to average net assets)/Supplemental Data:
  Expenses.....................................         0.55%*     0.55%      0.55%     0.53%     0.53%     0.54%
  Net investment income........................         4.89%*     4.97%      5.25%     3.27%     2.79%     3.84%
Net assets at end of period (000 omitted)......       $331,870  $341,426   $306,096  $336,766  $386,067  $409,534




                                                   FOR THE SIX-MONTH
                                                     PERIOD ENDED
                                                       MARCH 31,   For the Fiscal Years Ended September 30,
                                                                   ---------------------------------------------
                                                         1997+     1996      1995      1994      1993      1992
                                                        ------    ------    ------    ------    ------    ------
RODNEY SQUARE FUND - MONEY MARKET PORTFOLIO
For a Share Outstanding Throughout Each Period:

NET ASSET VALUE - BEGINNING OF PERIOD                    $1.00     $1.00     $1.00     $1.00     $1.00     $1.00
                                                        ------    ------    ------    ------    ------    ------
Investment Operations:
 Net investment income............................       0.025     0.050     0.054     0.033     0.029     0.041
                                                        ------    ------    ------    ------    ------    ------
  Distributions:
 From net investment income ......................      (0.025)   (0.050)   (0.054)   (0.033)   (0.029)   (0.041)
                                                        ------    ------    ------    ------    ------    ------
NET ASSET VALUE END OF PERIOD.....................       $1.00     $1.00     $1.00     $1.00     $1.00     $1.00
                                                        ======    ======    ======    ======    ======    ======
Total Return......................................      5.08%*     5.17%     5.50%     3.37%     2.92%     4.15%
Ratios (to average net assets)/Supplemental Data:
  Expenses........................................      0.54%*     0.53%     0.54%     0.53%     0.52%     0.52%
  Net investment income...........................      4.97%*     5.03%     5.37%     3.33%     2.88%     4.06%
Net assets at end of period (000 omitted).........    $993,683  $980,856  $751,125  $606,835  $649,424  $717,544



                                                  FOR THE SIX-MONTH
                                                    PERIOD ENDED
                                                     MARCH 31,    FOR THE FISCAL YEARS ENDED SEPTEMBER 30,
                                                                  ----------------------------------------------
                                                         1997+     1996      1995      1994      1993       1992
                                                        ------   ------     ------     -----    ------    ------
RODNEY SQUARE TAX-EXEMPT FUND
For a Share Outstanding Throughout Each Period:

NET ASSET VALUE - BEGINNING OF PERIOD                    $1.00     $1.00     $1.00     $1.00     $1.00     $1.00
                                                        ------    ------     -----    ------    ------    ------

Investment Operations:
 Net investment income.........................          0.015     0.031     0.033     0.021     0.020     0.030
                                                         -----    ------    ------    ------    ------    ------
Distributions:
 From net investment income....................         (0.015)   (0.031)   (0.033)   (0.021)   (0.020)   (0.030)
                                                         -----    ------    ------    ------    ------    ------
NET ASSET VALUE  - END OF PERIOD...............          $1.00     $1.00     $1.00     $1.00     $1.00     $1.00
                                                         =====     =====     =====     =====     =====     =====

Total Return                                            2.95%*     3.11%     3.36%     2.17%     2.07%     3.06%
Ratios (to average net assets)/Supplemental Data:
  Expenses.....................................         0.57%*     0.56%     0.54%     0.54%     0.54%     0.54%
  Net investment income........................         2.90%*     3.08%     3.29%     2.13%     2.05%     3.06%
Net assets at end of period (000 omitted) .....       $293,246  $237,185  $318,213  $388,565  $405,517  $327,098

+    Unaudited.
*    Annualized.

THE RODNEY SQUARE FUND & THE RODNEY SQUARE TAX-EXEMPT FUND
----------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------------

1.DESCRIPTION  AND  SHARES OF THE FUND.  The Rodney  Square  Fund
  and the Rodney Square Tax-Exempt Fund (the "Fund(s)") are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as diversified, open-end management investment companies. The Declarations of Trust for the Rodney Square Fund, dated February 16, 1982, and the Rodney Square Tax-Exempt Fund, dated July 31, 1985, each as last amended on February 15, 1993, permit the Trustees of each Fund to create additional series (or portfolios), each of which may issue additional classes of shares. There are currently two portfolios, the U.S. Government Portfolio and the Money Market Portfolio (the "Portfolios"), in the Rodney Square Fund, each of which currently consists of a single class of shares. The Rodney Square Tax-Exempt Fund has one portfolio (also a "Portfolio") with a single class of shares.

2.SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of each Fund:

  SECURITY VALUATION. Each Fund values securities utilizing the amortized cost valuation method which is permitted under Rule 2a-7 under the 1940 Act provided that the Fund complies with certain conditions. This method involves valuing a portfolio security initially at its cost and thereafter adjusting for amortization of premium or accretion of discount to maturity.

  FEDERAL INCOME TAXES. Each Portfolio is treated as a separate entity for federal income tax purposes and each intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 and to distribute all of its taxable income and tax-exempt income to its shareholders. Therefore, no federal income tax provision is required. At September 30, 1996, the U.S. Government Portfolio, the Money Market Portfolio and the Rodney Square Tax-Exempt Fund had a net tax basis capital loss carryforward available to offset future capital gains of approximately $7,000, $14,000 and $2,000, respectively, which will expire as follows:

                                CAPITAL LOSS       EXPIRATION
                                CARRY FORWARD         DATE
                                -------------      ----------

    U.S. Government Portfolio       $  7,000         09/30/03
    Money Market Portfolio          $ 14,000         09/30/02
    Rodney Square Tax-Exempt Fund   $  2,000         09/30/02



  INTEREST  INCOME  AND  DIVIDENDS TO  SHAREHOLDERS.   Interest
  income is accrued as earned. Dividends to shareholders of each Portfolio are declared daily from net investment income, which consists of accrued interest and discount earned
  (including original issue discount), less amortization of premium and the accrued expenses applicable to the dividend period. For the Rodney Square Tax-Exempt Fund only, the tax-exempt interest portion of each dividend is determined uniformly, based on the ratio of the Fund's tax-exempt and taxable income, if any, for the entire fiscal year.

  REPURCHASE AGREEMENTS. The Rodney Square Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to 101% of the resale price. Rodney Square Management Corporation ("RSMC"), the Fund Manager, is responsible for determining that the amount of these underlying securities is maintained at a level such that their market value is at all times equal to 101% of the resale price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

  USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

  OTHER. Investment security transactions are accounted for on a trade date basis. The Funds use the specific identification method for determining realized gain and loss on investments for both financial and federal income tax reporting purposes. Obligations of agencies and instrumentalities of the U.S. Government are not direct obligations of the U.S. Treasury and, thus, may or may not be backed by the "full faith and credit" of the United States. Payment of interest and principal on these obligations, although generally backed directly or indirectly by the U.S. Government, may be backed solely by the issuing instrumentality.

  The Money Market Portfolio invests in short-term unsecured debt instruments of corporate issuers. The ability of a corporate issuer to meet its obligations may be affected by economic developments in a specific industry or region. The Money Market Portfolio's investments in corporate notes, commercial paper, certificates of deposit, and bankers' acceptances of domestic and foreign banks represented in the aggregate approximately 32.2% of its total investments on March 31, 1997.

  Approximately 88.0% of the investments by the Rodney Square Tax-Exempt Fund on March 31, 1997 were insured by private issuers that guarantee payments of principal and interest in the event of default or were backed by letters of credit issued by domestic and foreign banks or financial institutions.

3.MANAGEMENT  FEE  AND OTHER TRANSACTIONS WITH  AFFILIATES.   The
  Funds employ RSMC, a wholly owned subsidiary of Wilmington Trust Company ("WTC"), to serve as Investment Adviser and Administrator to each of the Funds pursuant to separate Management Agreements each dated August 9, 1991. Under the Management Agreements, RSMC, subject to the supervision of the Funds' Boards of Trustees, directs the investments of the Portfolios in accordance with each Portfolio's investment objective, policies and limitations. Also under the Management Agreements, RSMC is responsible for administrative services such as budgeting, financial reporting, compliance monitoring and corporate management. For its services, the Funds pay RSMC a monthly fee at the annual rate of 0.47% of the average daily net assets of each Portfolio of the Funds. The management fee paid to RSMC for the six-month period ended March 31, 1997, amounted to $804,455 for the U.S. Government Portfolio, $2,388,002 for the Money Market Portfolio and $639,584 for the Rodney Square Tax-Exempt Fund.

  RSMC determines the net asset value per share and provides all Fund accounting services pursuant to a separate Accounting Services Agreement with each Fund. For its services, RSMC receives an annual fee of $50,000 per Portfolio, plus an amount equal to 0.02% of each Portfolio's average daily net assets in excess of $100,000,000. For the six-month period ended March 31, 1997, RSMC's fees for accounting services amounted to $49,192 for the U.S. Government Portfolio, $116,577 for the Money Market Portfolio and $42,176 for the Rodney Square Tax-Exempt Fund.

  WTC serves as Custodian of the assets of the Funds and is paid for the provision of this service by RSMC out of its management fee. The Funds reimburse WTC for its related out-of-pocket expenses, if any, incurred in connection with the performance of these services.

  RSMC serves as Transfer and Dividend Paying Agent for the Funds and does not receive any separate fees from the Funds for the performance of these services other than the reimbursement of all reasonable out-of-pocket expenses incurred by RSMC or its agents for the provision of such services.

  Pursuant to a Distribution Agreement with each Fund, dated as of December 31, 1992, Rodney Square Distributors, Inc. ("RSD"), a wholly owned subsidiary of WTC, manages the Funds' distribution efforts and provides assistance and expertise in developing marketing plans and materials. The Funds' Boards of Trustees have adopted, and shareholders have approved, distribution plans (the "12b-1 Plans") pursuant to Rule 12b-1 under the 1940 Act, to allow each Fund to reimburse RSD for certain expenses incurred in connection with distribution activities. The Trustees have authorized a payment of up to 0.20% of each Portfolio's average daily net assets annually to reimburse RSD for such expenses. For the six-month period ended March 31, 1997, such expenses amounted to $29,207 for the U.S. Government Portfolio, $89,026 for the Money Market Portfolio and $10,030 for the Rodney Square Tax-Exempt Fund.

  The salaries of all officers of each Fund, the Trustees of each Fund who are "interested persons" of the Fund, WTC, RSMC, RSD, or their affiliates and all personnel of the Funds, WTC, RSMC or RSD performing services related to research, statistical and investment activities, are paid by WTC, RSMC, RSD, or their affiliates. The fees and expenses of the "non-interested" Trustees amounted to $3,205 for the U.S. Government Portfolio, $4,679 for the Money Market Portfolio and $3,347 for the Rodney Square Tax-Exempt Fund for the six-month period ended March 31, 1997.

                        (THIS PAGE INTENTIONALLY LEFT BLANK)

 [Outside cover -- divided into two sections]
 [Left section]


                          TRUSTEES
                        Eric Brucker
                       Fred L. Buckner
                    Robert J. Christian
                     Martin L. Klopping
                      John J. Quindlen
                  ------------------------

                         OFFICERS
                Martin L. Klopping, PRESIDENT
            Joseph M. Fahey, Jr., VICE PRESIDENT
        Robert C. Hancock, VICE PRESIDENT & TREASURER
          Carl M. Rizzo, Esq., ASSISTANT SECRETARY
             Diane D. Marky, ASSISTANT SECRETARY
            Connie L. Meyers, ASSISTANT SECRETARY
             John J. Kelley, ASSISTANT TREASURER
       ------------------------------------------------

              FUND MANAGER, ADMINISTRATOR AND
                       TRANSFER AGENT
            Rodney Square Management Corporation
          ----------------------------------------

                          CUSTODIAN
                  Wilmington Trust Company
                ----------------------------

                         DISTRIBUTOR
              Rodney Square Distributors, Inc.
            -----------------------------------

                        LEGAL COUNSEL
                 Kirkpatrick & Lockhart LLP
               ------------------------------

                    INDEPENDENT AUDITORS
                      Ernst & Young LLP
                   ----------------------


  THIS REPORT IS SUBMITTED FOR THE  GENERAL INFORMATION OF THE
  SHAREHOLDERS OF THE FUNDS.  THE REPORT IS NOT AUTHORIZED FOR
  DISTRIBUTION  TO  PROSPECTIVE  INVESTORS IN THE FUNDS UNLESS
  PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

RS17  5/97

[Right section]

the RODNEY SQUARE
    FUND

         &

the RODNEY SQUARE
    TAX-EXEMPT
    FUND

[GRAPHIC  Rodney Square Funds Logo]



    SEMIANNUAL REPORT
     MARCH 31, 1997